UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment          [ ];     Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TAMRO Capital Partners LLC
Address:  1660 Duke Street, Suite 200
          Alexandria, VA  22314

Form 13F File Number:  28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Betsy M. Moszeter,
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-740-1011

Signature,                    Place, and                    Date of Signing:
----------                    ----------                    ---------------
Betsy Moszeter              Alexandria, VA                  November 14, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         --------------------                        ----

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:            112

Form 13F Information Table Value Total:         $700,142.49 (x1000)



List of Other Included Managers:

TAMRO Holdings as of 9/30/07

                                                                Amount and
                                Title of           Fair Market    Type of                           Other
Name of Issuer                    Class    Cusip   Value ($000)  Security     Sole  Shared  Other  Managers    Sole   Shared   None
--------------                  --------   -----   ------------ ----------    ----  ------  -----  --------    ----   ------   ----
99 Cents Only Stores            Common   65440K106       54.23      5280 SH           X                                        5,280
ACCO Brands Corp.               Common   00081T108   14,581.18    649785 SH           X                       556,065       93,720
AES Corp.                       Common   00130H105    3,006.40    150020 SH           X                        18,710      131,310
Alcoa Inc.                      Common   013817101    2,640.29     67492 SH           X                         8,312       59,180
Alpha Natural Resources Inc.    Common   02076X102    8,078.00    347740 SH           X                       297,090       50,650
American Intl Group Inc.        Common   026874107    2,923.83     43220 SH           X                         5,895       37,325
American Rail Car Industries I  Common   02916p103    2,852.03    129520 SH           X                       110,270       19,250
Anadarko Pete Corp.             Common   032511107    3,391.36     63095 SH           X                         8,275       54,820
Analogic Corp.                  Common   032657207    7,100.89    111369 SH           X                        94,799       16,570
Anheuser-Busch Cos. Inc.        Common   035229103    2,665.72     53325 SH           X                         6,200       47,125
Avery Dennison Corp.            Common   053611109      323.59      5675 SH           X                         4,865          810
Avocent Corp.                   Common   053893103   13,438.27    461479 SH           X                       343,034      118,445
Baldor Elec Co.                 Common   057741100   14,327.51    358636 SH           X                       280,376       78,260
Berkshire Hathaway Inc. (Cl B)  Common   084670207    4,655.46      1178 SH           X                           163        1,015
Bob Evans Farms Inc.            Common   096761101   10,044.36    332815 SH           X                       284,835       47,980
Boston Private Financial Holdi  Common   101119105   12,082.14    433985 SH           X                       369,470       64,515
Bowater Inc.                    Common   102183100    5,913.56    396351 SH           X                       336,466       59,885
Calamos Asset Management Inc.   Common   12811R104   18,231.22    645810 SH           X                       478,040      167,770
CarMax Inc.                     Common   143130102       39.95      1965 SH           X                                      1,965
Champion Enterprises Inc.       Common   158496109       26.02      2370 SH           X                                      2,370
Chevron Corp.                   Common   166764100    1,922.60     20545 SH           X                                     20,545
Cisco Systems Inc.              Common   17275R102    3,874.71    116955 SH           X                        16,500      100,455
Citigroup Inc.                  Common   172967101    1,706.02     36555 SH           X                         5,800       30,755
Citrix Systems Inc.             Common   177376100    2,482.18     61562 SH           X                         6,045       55,517
Coca-Cola Co.                   Common   191216100    3,169.82     55156 SH           X                         6,466       48,690
Cognex Corp.                    Common   192422103       39.61      2230 SH           X                                      2,230
Comcast Corp. (Cl A)            Common   20030N101    2,282.40     94392 SH           X                        11,932       82,460
Corinthian Colleges Inc.        Common   218868107   13,043.10    819805 SH           X                       699,020      120,785
Dell Inc.                       Common   24702R101       14.63       530 SH           X                                        530
Discovery Holdings              Common   25468Y107       50.06      1735 SH           X                                      1,735
Double-Take Software Inc.       Common   258598101   11,829.85    619040 SH           X                       529,945       89,095
Dynegy Inc.                     Common   26817G102        5.30       574 SH           X                           574
E.I. DuPont de Nemours & Co.    Common   263534109    2,281.05     46026 SH           X                         7,966       38,060
eBay Inc.                       Common   278642103    3,287.05     84240 SH           X                        11,105       73,135
Eli Lilly & Co.                 Common   532457108       38.43       675 SH           X                                        675
EMC Corp.                       Common   268648102    4,029.58    193730 SH           X                        24,085      169,645
Emulex Corp.                    Common   292475209    7,087.27    369706 SH           X                       315,091       54,615
Exxon Mobil Corp.               Common   30231G102      415.04      4484 SH           X                         4,484
FalconStor Software Inc.        Common   306137100   12,661.38   1050737 SH           X                       894,771      155,966
Ford Motor Co.                  Common   345370860    1,720.20    202615 SH           X                        29,225      173,390
Fred's Inc.                     Common   356108100    8,392.38    796997 SH           X                       683,037      113,960
GAMCO Investors Inc.            Common   361438104   14,574.12    265951 SH           X                       226,857       39,094
General Cable Corp.             Common   369300108    8,719.63    129911 SH           X                        96,861       33,050
General Electric Co.            Common   369604103    3,725.38     89985 SH           X                        11,565       78,420
Genetech Inc.                   Common   368710406    2,360.50     30255 SH           X                         3,880       26,375
Goldman Sachs Group Inc.        Common   38141G104    2,253.01     10395 SH           X                         1,650        8,745
Gray Television Inc.            Common   389375106    8,108.37    955050 SH           X                       831,264      123,786
Hain Celestial Group Inc.       Common   405217100   23,474.88    730622 SH           X                       555,922      174,700
Helmerich & Payne Inc.          Common   423452101    9,881.73    300997 SH           X                       256,682       44,315
Intuit Inc.                     Common   461202103    2,460.81     81215 SH           X                        11,490       69,725
Janus Capital Group Inc.        Common   47102X105    2,731.42     96585 SH           X                                     96,585
JetBlue Airways Corp.           Common   477143101    7,095.93    769624 SH           X                       655,874      113,750
Johnson & Johnson               Common   478160104    1,237.13     18830 SH           X                         2,490       16,340
JPMorgan Chase & Co.            Common   46625H100      316.25      6902 SH           X                         6,902
KBW Inc                         Common   482423100    9,013.32    313180 SH           X                       266,720       46,460
Knight Capital Group Inc.       Common   499005106   10,919.16    912973 SH           X                       778,303      134,670
Kroger Co.                      Common   501044101      259.68      9105 SH           X                         9,105
L-1 Identity Solutions Inc.     Common   50212A106   10,857.51    575995 SH           X                       490,885       85,110
Legg Mason Inc.                 Common   524901105    2,126.64     25230 SH           X                         3,240       21,990
Lexington Realty Trust          Common   529043101   15,799.00    789555 SH           X                       673,355      116,200
Limelight Networks Inc.         Common   53261m104    7,227.78    815776 SH           X                       703,973      111,803
ManTech Int'l Corp.             Common   564563104   10,737.30    298424 SH           X                       254,374       44,050
McDonald's Corp.                Common   580135101    2,777.64     50994 SH           X                         7,609       43,385
Merck & Co. Inc.                Common   589331107    3,249.75     62870 SH           X                         7,345       55,525
Microsoft Corp.                 Common   594918104    2,413.07     81910 SH           X                        10,205       71,705
National Oilwell Varco Inc.     Common   637071101    2,604.61     18025 SH           X                         2,085       15,940
Netflix Inc.                    Common   64110L106   10,701.16    515721 SH           X                       441,786       73,935
Network Appliance Inc.          Common   64120L104    1,971.97     73280 SH           X                                     73,280
Oracle Corp.                    Common   68389X105    1,972.64     91115 SH           X                        12,235       78,880
OraSure Technologies Inc.       Common   68554V108   11,567.55   1151000 SH           X                       994,678      156,322
P.F. Chang's China Bistro Inc.  Common   69333Y108   11,707.10    395510 SH           X                       337,300       58,210
Packeteer Inc.                  Common   695210104   13,616.28   1791616 SH           X                      1,320,082     471,534
PepsiCo Inc.                    Common   713448108      311.72      4255 SH           X                         4,255
Performance Food Group Co.      Common   713755106   12,624.50    419001 SH           X                       358,401       60,600
Perrigo Co.                     Common   714290103   14,160.96    663277 SH           X                       567,447       95,830
Polycom Inc.                    Common   73172K104   12,744.29    474471 SH           X                       360,151      114,320
PRA International               Common   69353C101    7,814.96    265815 SH           X                       235,548       30,267
Prestige Brands Holdings Inc.   Common   74112D101    5,840.25    531899 SH           X                       452,958       78,941
Raymond James Financial Inc.    Common   754730109   12,615.75    384041 SH           X                       327,274       56,767
Raytheon Co.                    Common   755111507      365.69      5730 SH           X                         5,730
RightNow Technologies Inc.      Common   76657R106   11,809.26    733950 SH           X                       628,170      105,780
Russell 2000 Index Fund iShare  Common   464287655      687.32      8585 SH           X                         6,355        2,230
Safeguard Scientifics Inc.      Common   786449108    8,487.89   3706504 SH           X                      3,145,805     560,699
Schering-Plough Corp.           Common   806605101    3,372.64    106628 SH           X                        12,633       93,995
Southwest Airlines Co.          Common   844741108    2,301.18    155485 SH           X                        19,345      136,140
Steelcase Inc.                  Common   858155203   15,295.26    850682 SH           X                       723,514      127,168
Sun Microsystems Inc.           Common   866810104       25.40      4520 SH           X                                      4,520
SunOpta Inc.                    Common   8676EP108   18,365.81   1267482 SH           X                      1,079,622     187,860
Symyx Technologies Inc.         Common   87155S108    5,372.72    618265 SH           X                       547,230       71,035
Sysco Cp                        Common   871829107    2,443.08     68645 SH           X                         7,670       60,975
Teleflex Inc.                   Common   879369106   13,123.99    168429 SH           X                       143,999       24,430
Teva Pharmaceutical Industries  Common   881624209      411.57      9255 SH           X                         9,255
TIBCO Software Inc.             Common   88632Q103   10,596.65   1433918 SH           X                      1,226,308     207,610
Tidewater Inc.                  Common   886423102    8,100.71    128910 SH           X                       109,895       19,015
United Natural Foods Inc.       Common   911163103    3,217.68    118210 SH           X                       100,655       17,555
United Parcel Service Inc.      Common   911312106    2,340.87     31170 SH           X                         3,875       27,295
United Therapeutics Corp.       Common   91307C102   10,130.05    152240 SH           X                       130,075       22,165
UnitedHealth Group Inc.         Common   91324P102    2,544.51     52540 SH           X                         6,295       46,245
Vail Resorts Inc.               Common   91879Q109    6,584.18    105702 SH           X                        90,407       15,295
Verizon Communications Inc.     Common   92343V104    1,913.78     43220 SH           X                         5,745       37,475
Volcom Inc.                     Common   92864N101   11,243.18    264421 SH           X                       225,150       39,271
Walgreen Co.                    Common   931422109    2,541.04     53790 SH           X                         6,695       47,095
Wal-Mart Stores Inc.            Common   931142103    2,035.40     46630 SH           X                         7,760       38,870
Washington Post Co.             Common   939640108       70.65        88 SH           X                                         88
Washington REIT                 Common   939653101   12,657.34    381475 SH           X                       325,674       55,801
Watson Wyatt Worldwide Inc.     Common   942712100   11,408.24    253855 SH           X                       216,455       37,400
Wells Fargo & Co.               Common   949746101    2,527.42     70955 SH           X                         9,630       61,325
Whiting Petroleum Corp.         Common   966387102   14,756.82    331987 SH           X                       282,727       49,260
Willbros Group Inc.             Common   969199108   20,626.47    606661 SH           X                       517,006       89,655
WM. Wrigley Jr. Co.             Common   982526105    2,871.40     44705 SH           X                         5,620       39,085
XTO Energy Inc.                 Common   98385X106    2,583.37     41775 SH           X                         5,165       36,610
Yahoo! Inc.                     Common   984332106       48.59      1810 SH           X                                      1,810

                                                    -----------
                                                   $700,142.49